Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Continuing operations -Diluted	$ (0.47)	$ (0.11)	$ (0.77)	$ (0.37)	$ (0.46)	$ (1.12)
Discontinued operations -Diluted					0.01
Net loss per common share, diluted	$ (0.47)	$ (0.11)	$ (0.77)	$ (0.37)	$ (0.45)	$ (1.12)
Weighted average number of common shares outstanding, diluted (in Shares)	12,443,938	12,032,466	12,443,938	12,187,004	12,219,502	11,482,399